Employee compensation and benefits - Narrative (Details) $ in Millions, £ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Expected dividend yield	6.50%	6.25%
Risk free interest rate, share options granted	4.20%	4.20%
Defined contribution assets	$ 7,175	$ 6,531
Estimated assets needed to secure all future pension payments				£ 21.3	$ 25,700
Estimate of contributions expected to be paid to plan	109
Principal plan
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	0
Other plans
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	109
Pension Plan
Disclosure of defined benefit plans [line items]
Defined contribution assets	7,494	6,799
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan				£ 3.7	$ 4,400
Percentage of plan funded				118.00%	118.00%
Defined contribution assets	7,055	6,429	$ 6,808
Pension Plan | Principal plan | Projected unit credit method
Disclosure of defined benefit plans [line items]
Fair value of plan assets, incl. defined contribution assets				£ 23.9	$ 28,800
Pension Plan | Other plans
Disclosure of defined benefit plans [line items]
Defined contribution assets	$ 439	$ 370	$ 78
Defined Contribution Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Defined contribution assets				£ 3.0	$ 3,600